Related party transactions - Financing (Details) - EUR (€) € in Thousands	Nov. 28, 2013	Aug. 19, 2009	Mar. 31, 2021	Dec. 31, 2020
Fresenius SE | Short-term financing
Balances
Accounts receivable			€ 789	€ 1,037
Accounts payable			1,293	0
Fresenius SE | Loans
Transactions
Outstanding borrowings			€ 10,714	€ 13,320
Interest rate (as a percent)			0.825%	0.825%
General Partner | Unsecured debt - originated in 2009
Transactions
Proceeds from short-term debt from related parties		€ 1,500
Interest rate (as a percent)		1.335%	0.825%
General Partner | Unsecured debt - originated in 2013
Transactions
Proceeds from short-term debt from related parties	€ 1,500
Interest rate (as a percent)	1.875%		1.025%